TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The IRS has determined and informed the Company, by a letter dated April 12, 2017, that the Plan (as restated January 1, 2015) and related trust are designed in accordance with applicable requirements of the IRC. Although the Plan has been amended and restated since receiving the determination letter, the Plan administrator believes that the Plan and related trust are currently designed and being operated in compliance with the applicable requirements of the IRC.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. While the Plan may be subject to routine audits by taxing jurisdictions, there are currently no audits for any tax periods in progress.